Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of the deferred income tax assets and liabilities
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2021	2020
Deferred tax assets
Deferred reinsurance gain	$—	$5
Net operating loss carryforward	224	—
Intangible assets	156	—
Other assets	12	1
Total deferred tax assets	392	6
Deferred tax liabilities
Unrealized net capital gains	(111)	(320)
Life and annuity reserves	(337)	(231)
Investments	(208)	(181)
DAC	(190)	(181)
Other investments	(211)	—
Other liabilities	(128)	(49)
Total deferred tax liabilities	(1,185)	(962)
Net deferred tax liability	$(793)	$(956)

Components of income tax expense	The components of income tax expense for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Current	$88	$26	$76
Deferred	242	(19)	52
Total income tax expense	$330	$7	$128

Reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations
A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

($ in millions)	2021	2020	2019
Statutory federal income tax rate - expense	21.0%	21.0%	21.0%
Tax credits	(9.8)	(14.9)	(1.9)
Section 338(h)(10) impact	93.0	—	—
Adjustments to prior year tax liabilities	(6.6)	(3.1)	0.2
Dividends received deduction	(1.2)	(1.9)	(0.5)
State income taxes	1.8	3.4	0.5
Non-deductible expenses	—	—	0.1
Sale of ALNY subsidiary	95.1	—	—
Other	5.5	(0.1)	—
Effective income tax rate - expense	198.8%	4.4%	19.4%